Other operating expenses	6 Months Ended
Jun. 30, 2026
Disclosure Of Other Operating Expense [Abstract]
Other operating expenses
7 Other operating expenses
Other operating expenses reflect the expenses related to the non-insurance
business. The table below also includes the insurance related expenses which are presented as insurance service expenses in the income statement.

	1H 2026		1H 2025 1

	Insurance	Non-Insurance	Insurance	Non-Insurance

Policyholder claims and benefits	(2,769)	-	(3,450)	-

Onerous contract losses (and reversals)	(878)	-	(626)	-

Commissions	(814)	(444)	(737)	(470)

Handling and clearing fees	-	(8)	-	(13)

Right-of-use assets – interest expense	-	(1)	-	(1)

Employee expenses	(283)	(459)	(219)	(522)

Administration expenses	(188)	(283)	(263)	(217)

Deferred transaction expenses	-	17	-	20

Amortization of deferred expenses	-	(11)	-	(10)

Amortization of other intangibles	-	(8)	-	(8)

Total	(4,932)	(1,197)	(5,296)	(1,220)

Amounts attributed to acquisition cash flows	654	-	547	-

Amortization of acquisition cash flows	(275)	-	(273)	-

Amortization of acquisition cash flows PAA	(12)	-	(11)	-

Total other operating expenses	(4,565)	(1,197)	(5,033)	(1,220)

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.